Document and Entity Information	Nov. 05, 2023
Details
Registrant CIK	0001485029
Registrant Name	NEW ASIA HOLDINGS, INC.
SEC Form	8-K
Period End date	Nov. 05, 2023
Tax Identification Number (TIN)	45-0460095
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55410
Entity Address, Address Line One	80 Tras Street
Entity Address, Address Line Two	#01-03
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189675
Country Region	65
City Area Code	6820
Local Phone Number	8885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false